Expense Example - LoCorr Macro Strategies Fund	May 01, 2025 USD ($)
LoCorr Macro Strategies Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 866
Expense Example, with Redemption, 3 Years	1,165
Expense Example, with Redemption, 5 Years	1,589
Expense Example, with Redemption, 10 Years	2,765
LoCorr Macro Strategies Fund, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	378
Expense Example, with Redemption, 3 Years	852
Expense Example, with Redemption, 5 Years	1,453
Expense Example, with Redemption, 10 Years	3,076
LoCorr Macro Strategies Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	$ 2,058